Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
Employee benefits expenses	$ 1,549,186	$ 760,994
Directors’ emoluments [Member]
Disclosure of defined benefit plans [line items]
Directors’ emoluments	391,719	269,261
Directors’ Fee [Member]
Disclosure of defined benefit plans [line items]
Directors’ fee	56,439
Short term employment benefits [Member]
Disclosure of defined benefit plans [line items]
Short term employment benefits	874,498	403,617
Defined contribution plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan	115,822	86,339
Other employee benefits [Member]
Disclosure of defined benefit plans [line items]
Other employee benefits	$ 110,708	$ 1,777